Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Income
Loans	$ 23,009	$ 22,324	$ 13,603
Loans held for sale	173	147	201
Investment securities	5,111	4,485	3,378
Other interest income	3,373	3,051	763
Total interest income	31,666	30,007	17,945
Interest Expense
Deposits	11,688	8,775	1,872
Short-term borrowings	1,107	1,971	565
Long-term debt	2,582	1,865	780
Total interest expense	15,377	12,611	3,217
Net interest income	16,289	17,396	14,728
Provision for credit losses	2,238	2,275	1,977
Net interest income after provision for credit losses	14,051	15,121	12,751
Noninterest Income
Card revenue	1,679	1,630	1,512
Corporate payment products revenue	773	759	698
Merchant processing services	1,714	1,659	1,579
Trust and investment management fees	2,660	2,459	2,209
Service charges	1,253	1,306	1,298
Commercial products revenue	1,523	1,372	1,105
Mortgage banking revenue	627	540	527
Investment products fees	330	279	235
Securities gains (losses), net	(154)	(145)	20
Other	641	758	273
Total noninterest income	11,046	10,617	9,456
Noninterest Expense
Compensation and employee benefits	10,554	10,416	9,157
Net occupancy and equipment	1,246	1,266	1,096
Professional services	491	560	529
Marketing and business development	619	726	456
Technology and communications	2,074	2,049	1,726
Other intangibles	569	636	215
Merger and integration charges	155	1,009	329
Other	1,480	2,211	1,398
Total noninterest expense	17,188	18,873	14,906
Income before income taxes	7,909	6,865	7,301
Applicable income taxes	1,580	1,407	1,463
Net income (loss)	6,329	5,458	5,838
Net (income) loss attributable to noncontrolling interests	(30)	(29)	(13)
Net income (loss) attributable to U.S. Bancorp	6,299	5,429	5,825
Net income applicable to U.S. Bancorp common shareholders	5,909	5,051	5,501
Net income applicable to U.S. Bancorp common shareholders, diluted	$ 5,909	$ 5,051	$ 5,501
Earnings per common share (in dollars per share)	$ 3.79	$ 3.27	$ 3.69
Diluted earnings per common share (in dollars per share)	$ 3.79	$ 3.27	$ 3.69
Average common shares outstanding (in shares)	1,560	1,543	1,489
Average diluted common shares outstanding (in shares)	1,561	1,543	1,490